Annual Operating Expenses - FidelityInternationalFactorETFs-ComboPRO - FidelityInternationalFactorETFs-ComboPRO - Fidelity Emerging Markets Multifactor ETF - Fidelity Emerging Markets Multifactor ETF	Mar. 01, 2024
Operating Expenses:
Management fee	0.25%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.25%

[1]	AAdjusted to reflect current fees.